SCHEDULE OF GOODWILL (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets And Goodwill
Balance			$ 2,788,230	$ 5,988,230	$ 5,988,230	$ 12,071,376
Less: Goodwill impairment due to market capitalization		$ (3,200,000)		$ (3,200,000)	(3,200,000)	(6,083,146)
Balance	$ 2,788,230		$ 2,788,230		$ 2,788,230	$ 5,988,230